WILLIAM EVERS
                                                              Vice President and
                                                                         Counsel
                                                                  (212) 314-5027
                                                                   Fax: 314-3959
[AXA EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]

                                                      September 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re: Separate Account I of AXA Equitable Life Insurance Company (the "Account")
                  (Registration Nos. 333-17633 and 811-02581)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust
     Underlying funds:
     AXA Moderate Allocation;
     Multimanager Aggressive Equity;
     Multimanager High Yield

  o  EQ Advisors Trust
     Underlying funds:
     EQ/AllianceBernstein Common Stock;
     EQ/AllianceBernstein Intermediate Government Securities;
     EQ/Money Market

     AXA Equitable understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

     Please direct any question or comment regarding the enclosed to the undersigned at (212) 314-5027.


                                                     Very truly yours,

                                                     /s/ William Evers
                                                     ------------------
                                                     William Evers


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104